Schedule II - Condensed Financial Information of Parent - Statements of Cash Flow (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities:
Net income (loss) available to ING U.S., Inc.'s common shareholders	$ 52.4	$ 495.7	$ 473.0	$ (88.1)	$ (122.9)
Equity in earnings of subsidiary	0	0	0	0	0
Deferred income tax (benefit) expense			(44.5)	236.6	600.1
Net realized capital losses	1,957.8	896.6	1,280.8	1,531.4	1,678.0
Change in:
Receivable and asset accruals			125.4	12.1	7.8
Other payables and accruals			78.3	(293.2)	(548.0)
Net cash provided by (used in) operating activities	2,942.1	2,422.0	3,282.1	4,357.0	2,549.7
Cash Flows from Investing Activities:
Equity securities, available-for-sale	47.1	57.6	66.8	206.9	459.6
Equity securities, available-for-sale	(17.9)	(17.4)	(41.8)	(52.7)	(149.0)
Other investments, net	(34.3)	(4.6)	(43.4)	8.4	33.7
Short-term intercompany loans issued to subsidiaries with maturities more than three months	0			0	0
Return of capital contributions from subsidiaries	0	0	0	0	0
Capital contributions to subsidiaries	0	0	0	0	0
Collateral received (delivered), net	(751.5)	181.5	139.9	756.7	(16.1)
Net cash provided by (used in) investing activities	34.3	4.6	43.4	(8.4)	(33.7)
Cash Flows from Financing Activities:
Short-term debt	(171.6)	(242.4)	(309.1)	(1,905.0)	707.7
Debt issuance costs	(24.8)	(30.3)	(38.8)	0	0
Net (repayments of) proceeds from loans to subsidiaries	0	0	0	0	0
Contributions of capital from ING V			0	0	374.5
Net cash (used in) provided by financing activities	(188.6)	227.5	242.6	(1,382.6)	(1,547.6)
Net (decrease) increase in cash and cash equivalents	(70.2)	1,440.7	1,148.8	22.7	(654.1)
Cash and cash equivalents, beginning of period	1,786.8	638.0	638.0	615.3	1,269.4
Cash and cash equivalents, end of period	1,716.6	2,078.7	1,786.8	638.0	615.3
Supplemental cash flow information:
Interest paid	126.3	98.7	114.9	191.4	585.0
Non-cash financing activity:
Debt extinguishment			0	3,979.7	3,000.0
Capital contribution			0	3,979.7	3,108.3
Parent Issuer
Cash Flows from Operating Activities:
Net income (loss) available to ING U.S., Inc.'s common shareholders	52.4	495.7	473.0	(88.1)	(122.9)
Equity in earnings of subsidiary	(28.8)	(567.4)	(213.3)	(360.1)	(405.9)
Deferred income tax (benefit) expense			135.6	48.0	1,164.0
Loss on conversion of debt to equity			0	0	108.3
Net realized capital losses	0	0	0	42.2	155.8
Change in:
Receivable and asset accruals			(162.4)	295.1	(295.0)
Due from subsidiaries			(10.2)	2.9	27.0
Due to subsidiaries			(0.8)	(2.3)	(30.6)
Other payables and accruals			(162.2)	196.7	(89.1)
Net cash provided by (used in) operating activities	162.4	(123.3)	59.7	134.4	511.6
Cash Flows from Investing Activities:
Equity securities, available-for-sale	9.9	20.8	27.2	21.2	37.0
Equity securities, available-for-sale	(10.5)	(10.4)	(14.0)	(12.5)	(24.0)
Cash received on interest rate swaps			0	13.9	54.7
Cash paid on interest rate swaps			0	(424.3)	(252.7)
Other investments, net	0	0	0	0	0
Short-term intercompany loans issued to subsidiaries with maturities more than three months	2.3		0	13.9	43.2
Net maturity of intercompany loans to subsidiaries			102.3	856.3	482.8
Return of capital contributions from subsidiaries	1,434.0	813.0	813.0	200.0	688.1
Capital contributions to subsidiaries	(2,062.0)	(400.0)	(400.0)	(377.0)	(1,597.0)
Collateral received (delivered), net	12.7	7.2	7.2	(2.5)	(75.8)
Loan issued to third party			0	0	(50.0)
Net cash provided by (used in) investing activities			535.7	289.0	(693.7)
Cash Flows from Financing Activities:
Short-term debt	(171.7)	(242.4)	(309.1)	(359.0)	(121.1)
Proceeds from issuance of long-term debt			3,048.5	548.5	265.1
Repayment of long-term debt			(902.5)	(573.8)	(319.9)
Debt issuance costs	(24.8)	(30.3)	(38.8)	0	0
Net (repayments of) proceeds from loans to subsidiaries	(319.1)	(2,144.3)	(2,037.3)	(40.8)	(15.4)
Contributions of capital from ING V			0	0	374.5
Net cash (used in) provided by financing activities	832.5	(155.8)	(239.2)	(425.1)	183.2
Net (decrease) increase in cash and cash equivalents	106.8	174.0	356.2	(1.7)	1.1
Cash and cash equivalents, beginning of period	357.5	1.3	1.3	3.0	1.9
Cash and cash equivalents, end of period	464.3	175.3	357.5	1.3	3.0
Supplemental cash flow information:
Interest paid			33.4	52.6	149.0
Non-cash financing activity:
Debt extinguishment			0	3,979.7	3,000.0
Capital contribution			$ 0	$ 3,979.7	$ 3,108.3